Trade and other receivables - Fuel Price Stabilization Fun (Details) - Fuel Price stabilization fund - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Opening balance	$ 20,505,603	$ 26,296,870
Settlements for the period (Note 25)	7,525,429	20,531,095
Mobilizations and others	105,678	24,168
Collections (1.1)	(20,514,037)	(4,770,351)
Offsetting (1.2)		(21,576,179)
Closing balance	$ 7,622,673	$ 20,505,603